SoFi Gig Economy ETF

SCHEDULE OF INVESTMENTS at May 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 99.1%
Applications Software - 2.1%
Materialise NV - ADR (1)	13,772	$371,706
Microsoft Corp.	1,620	404,482
		776,188
Commercial Services - 0.5%
IWG PLC (1)	34,993	178,614

Commercial Services - Finance - 9.2%
Adyen NV (1)	148	342,939
PayPal Holdings, Inc. (1)	4,694	1,220,534
Square, Inc. - Class A (1)	6,125	1,362,935
Yeahka Ltd. (1)	83,259	532,068
		3,458,476
Communications Software - 0.5%
Zoom Video Communications, Inc. - Class A (1)	573	189,967

Computer Software - 7.4%
Box, Inc. - Class A (1)	5,251	122,401
Citrix Systems, Inc.	568	65,297
Cloudera, Inc. (1)	11,308	145,421
Dropbox, Inc. - Class A (1)(2)	4,513	123,431
Lightspeed POS, Inc. (1)	12,670	912,113
MongoDB, Inc. - Class A (1)(2)	746	217,787
Slack Technologies, Inc. - Class A (1)	18,649	821,302
Splunk, Inc. (1)	1,414	171,377
Twilio, Inc. - Class A (1)(2)	605	203,280
		2,782,409
Computers - 2.9%
Nano Dimension Ltd. - ADR (1)(2)	61,757	438,475
Stratasys Ltd. (1)	27,657	638,600
		1,077,075
Data Processing & Management - 0.9%
DocuSign, Inc. (1)	1,782	359,287

E-Commerce & Products - 14.2%
Alibaba Group Holding Ltd. - ADR (1)	3,134	670,551
eBay, Inc.	7,907	481,378
Etsy, Inc. (1)	2,709	446,254
Farfetch Ltd. - Class A (1)	9,846	456,165
JD.com, Inc. - Class A - ADR (1)	8,207	606,826

Pinduoduo, Inc. - Class A - ADR (1)	6,837	853,804
Rakuten Group, Inc.	52,091	605,340
Sea Ltd. - Class A - ADR (1)(2)	4,875	1,234,545
		5,354,863
E-Commerce & Services - 17.4%
Airbnb, Inc. - Class A (1)(2)	8,170	1,147,068
BASE, Inc. (1)	10,196	158,352
Delivery Hero SE (1)	1,606	217,643
Demae-Can Co. Ltd. (1)	8,240	133,294
DoorDash, Inc. - Class A (1)(2)	757	113,762
Eventbrite, Inc. - Class A (1)	15,848	321,714
Fiverr International Ltd. (1)(2)	4,453	914,245
Grubhub, Inc. (1)	2,511	150,936
Lyft, Inc. - Class A (1)	10,144	579,121
MercadoLibre, Inc. (1)	635	862,756
Uber Technologies, Inc. (1)	14,517	737,899
Upwork, Inc. (1)	26,318	1,238,788
		6,575,578
E-Marketing - Information - 1.7%
Jumia Technologies AG - ADR (1)(2)	22,577	659,023

Enterprise Software & Services - 1.6%
HubSpot, Inc. (1)(2)	949	478,657
Workday, Inc. - Class A (1)	577	131,971
		610,628
Entertainment Software - 7.7%
Bilibili, Inc. - ADR (1)(2)	4,572	490,027
HUYA, Inc. - Class A - ADR (1)(2)	44,025	673,583
NetEase, Inc. - ADR	5,855	690,480
ROBLOX Corp. - Class A (1)	11,006	1,032,033
		2,886,123
Finance - Consumer Loans - 3.0%
LendingClub Corp. (1)	30,185	461,227
LendingTree, Inc. (1)(2)	3,316	680,609
		1,141,836
Internet Application Software - 3.6%
Shopify, Inc. - Class A (1)	1,089	1,353,485

Internet Content - Entertainment - 10.6%
JOYY, Inc. - Class A - ADR (2)	6,027	463,778
Pinterest, Inc. - Class A (1)(2)	12,844	838,713
Snap, Inc. - Class A (1)(2)	9,057	562,621
Spotify Technology SA (1)	4,353	1,051,554
Twitter, Inc. (1)	18,423	1,068,534
		3,985,200
Internet Content - Information & News - 4.1%
Just Eat Takeaway.com NV (1)	835	75,427
Just Eat Takeaway.com NV (1)	1,043	94,184
Meituan Dianping - Class B (1)	9,302	317,837
Tencent Holdings Ltd.	13,737	1,064,588
		1,552,036
Metal Processors & Fabrication - 1.4%
Proto Labs, Inc. (1)	6,090	544,385

Recreational Vehicles - 0.5%
Camping World Holdings, Inc. - Class A	4,390	194,872

Schools - 3.8%
2U, Inc. (1)	26,242	955,734
New Oriental Education & Technology Group, Inc. - ADR (1)	47,668	487,643
		1,443,377
Specified Purpose Acquisition - 1.3%
TPG Pace Tech Opportunities Corp. - Class A (1)	48,417	484,170

Transport - Services - 0.6%
FedEx Corp.	700	220,367

Web Hosting & Design - 0.6%
GoDaddy, Inc. - Class A (1)	2,742	221,992

Web Portals & ISPs - 3.5%
Baidu, Inc. - Class A - ADR (1)	4,407	864,962
Yandex NV - Class A (1)	6,666	450,221
		1,315,183
Total Common Stocks
(Cost $41,692,838)		37,365,134

Short-Term Investments - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 0.026% (3)	328,303	328,303
Total Short-Term Investments
(Cost $328,303)		328,303

Investments Purchased With Collateral From Securities Lending - 26.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.090% (3)	9,987,062	9,987,062
Total Investments Purchased With Collateral From Securities Lending
(Cost $9,987,062)		9,987,062

Total Investments in Securities - 126.5%
(Cost $52,008,203)		47,680,499
Liabilities in Excess of Other Assets - (26.5)%		(9,998,313)
Total Net Assets - 100.0%		$37,682,186

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2021. Total loaned securities had a value of $9,664,134 or 25.6% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	The rate shown is the annualized seven-day effective yield as of May 31, 2021.

Summary of Fair Value Exposure at May 31, 2021 (Unaudited)

The SoFi Gig Economy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2021:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks	$–	$37,365,134	$–	$–	$37,365,134
Short-Term Investments	–	328,303	–	–	328,303
Investments Purchased With Collateral From Securities Lending (1)	9,987,062	–	–	–	9,987,062
Total Investments in Securities	$9,987,062	$37,693,437	$–	$–	$47,680,499

(1) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.